CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME $ in Thousands		12 Months Ended
		Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)
Statement of comprehensive income [abstract]
Net Income / (Loss) for the Year		$ 25,532,780		$ 32,427,485		$ (8,020,073)
Items of Other Comprehensive Income (OCI) that may be Reclassified to Profit or Loss for the Year
Income or Loss from Financial Instruments at Fair Value through OCI (Item 4.1.2a, IFRS 9)
Income / (Loss) for the Year from Financial Instruments at Fair Value with Changes through OCI	[1]	(203,783)		533,607		(183,218)
Other Comprehensive Income	[1]	(5,527)		14,591
Total Other Comprehensive Income (Loss) that may be Reclassified to Profit or Loss for the Year		(209,310)		548,198		(183,218)
Total Other Comprehensive Income (Loss)		(209,310)		548,198		(183,218)
Total Comprehensive Income / (Loss)		25,323,470		32,975,683		(8,203,291)
Total Comprehensive Income / (Loss) Attributable to Parent company's owners		24,982,363		32,824,575		(7,441,632)
Total Comprehensive Income / (Loss) Attributable to Non-controlling Interests		$ 341,107		$ 151,108		$ (761,659)

[1]	Net of Income Tax.